ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - USD ($)	Aug. 10, 2004	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2005
Organization And Summary Of Significant Accounting Policies [Line Items]
Minimum units of limited partners interest for sale		250,000
Maximum units of limited partners interest for sale		7,000,000
Per unit rate of limited partners capital account		$ 10
Additional number of limited partners units registered for sale	8,500,000
Units of limited partnership interest, issued		11,777,706	11,777,706	11,777,706
Limited partners' contributed capital				$ 117,777,060
Collectibility of Receivables [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Fund recorded a valuation allowance		$ 0	$ 120,000